Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Significant Related Party Transactions

c)	Significant related party transactions

(a)	Subcontracting fee

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Unimos Shanghai	—	41,183	17	1

(b)	Purchases of materials

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
JMC	—	130	132,494	4,329
Unimos Shanghai	—	906	3,775	123

	—	1,036	136,269	4,452

Purchases of materials from associates are based on normal commercial terms and conditions. The payment terms of the purchases from associates are 30 to 90 days, which are the same as third party suppliers.

(c)	Disposal of property, plant and equipment

	2017
	Selling price	Gain on disposal
	NT$000	NT$000
Unimos Shanghai	21,982	20,240

There were no disposal of property, plant, and equipment to related parties for the years ended December 31, 2016 and 2018.

(d)	Acquisition of property, plant and equipment

	2018	2018
	NT$000	US$000
Unimos Shanghai	61,904	2,022

Key Management Personnel Compensation

d)	Key management personnel compensation

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Salaries and short-term employee benefits	152,319	188,105	151,095	4,936
Post-employment compensation	3,335	5,622	2,067	68
Share-based payments	109,255	18,736	6,763	221

	264,909	212,463	159,925	5,225